Tax (Tables)	6 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [abstract]
Current and deferred tax assets and liabilities
	Assets		Liabilities
	As at	As at	As at	As at
	30.06.18	31.12.17	30.06.18	31.12.17
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	1,272	376	(667)	(494)
Deferred tax	3,247	3,352	-	-
Total	4,519	3,728	(667)	(494)